Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0001913724
Registrant Name	TPG Twin Brook Capital Income Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES